TRADE ACCOUNTS RECEIVABLE - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 2,915,206	R$ 3,035,817
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	5,388,370	3,544,625
Gross | Domestic (Brazil) | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	970,796	1,027,035
Gross | Domestic (Brazil) | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	47,685	23,760
Gross | Foreign | Third parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,938,614	2,027,018
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ (41,889)	R$ (41,996)